Document and Entity Information	Jul. 20, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 20, 2021
Entity Registrant Name	GORES HOLDINGS VI, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39790
Entity Tax Identification Number	85-1695048
Entity Address Address Line1	352 East Java Drive
Entity Address City Or Town	Sunnyvale
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94089
City Area Code	650
Local Phone Number	641-2241
Entity Information, Former Legal or Registered Name	Gores Holdings VI, Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001819394
Former Address [Member]
Document Information [Line Items]
Entity Address Address Line1	6200 Lookout Road
Entity Address City Or Town	Boulder
Entity Address State Or Province	CO
Entity Address Postal Zip Code	80301
Class A Common Stock [Member]
Document Information [Line Items]
Security12b Title	Class A Common Stock, par value of $0.0001 per share
Trading Symbol	MTTR
Security Exchange Name	NASDAQ
Warrants [Member]
Document Information [Line Items]
Security12b Title	Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share
Trading Symbol	MTTRW
Security Exchange Name	NASDAQ